Note 2 - Accounting Policies and Statement of Compliance - Depreciation Period (Details)	12 Months Ended
Dec. 31, 2019
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Depreciation periods (Year)	20 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Depreciation periods (Year)	40 years
Installations [member] | Bottom of range [member]
Statement Line Items [Line Items]
Depreciation periods (Year)	5 years
Installations [member] | Top of range [member]
Statement Line Items [Line Items]
Depreciation periods (Year)	20 years
Technical installations and equipment [member]
Statement Line Items [Line Items]
Depreciation periods (Year)	8 years
Office equipment [member]
Statement Line Items [Line Items]
Depreciation periods (Year)	5 years
Computer equipment [member]
Statement Line Items [Line Items]
Depreciation periods (Year)	3 years